Real estate properties development completed and under development	6 Months Ended
Jun. 30, 2018
Real estate properties development completed and under development [Abstract]
Real estate properties development completed, under development and held for sale
4.	Real estate properties development completed and under development

The following summarizes the components of real estate properties under development at December 31, 2017 and June 30, 2018:

	December 31,	June 30,
	2017	2018
	US$	US$
	(Audited)	(Unaudited)
Development completed:
Zhengzhou Century East A	2,293,021	3,977,694
Suzhou International City Garden	441,934	763,455
Jinan Xinyuan Splendid	4,349,276	4,824,403
Zhengzhou Xin City	15,052,135	14,776,071
Beijing Xindo Park	52,675,024	44,193,142
Suzhou Lake Royal Palace	3,400,095	6,927,991
Xingyang Splendid I	15,528,607	16,642,591
Zhengzhou Thriving Family	16,834,270	15,175,202
Shanghai Yipin Royal Palace	90,003,702	84,889,804
New York Oosten	131,656,360	125,898,187
Chengdu Thriving Family	146,791,480	102,485,820
Sanya Yazhou Bay No.1	97,350,745	98,910,945
Xi’an Metropolitan	127,107,105	111,610,957
Kunshan Royal Palace	9,782,983	-
Jinan Xin Central	77,779,716	72,846,860
Changsha Xinyuan Splendid	49,346,740	6,581,082

Real estate properties development completed	840,393,193	710,504,204

Underdevelopment:
Current:
Xuzhou Colorful City	39,903,835	47,011,818
Xingyang Splendid II	49,848,748	36,952,154
Xingyang Splendid III	47,475,624	54,184,442
Xingyang Splendid IV	8,433,926	9,599,483
Zhengzhou Xindo Park	86,116,485	41,234,938
Jinan Royal Palace	227,113,681	297,103,105
Zhengzhou Fancy City I	43,895,304	21,122,342
Tianjin Spring Royal Palace I	26,044,650	85,023,144
Henan Xin Central I	54,380,998	44,542,549
Henan Xin Central II	68,783,659	85,978,280
Zhengzhou Fancy City II (South)	16,036,363	84,930,686
Zhengzhou Fancy City II (North)	52,672,711	62,014,286
Kunshan Xindo Park	84,020,974	89,899,097
Zhengzhou International New City I	173,061,962	263,272,717
Zhengzhou International New City II	135,671,000	157,446,599
Tongzhou Xinyuan Royal Palace	200,296,958	206,465,605
Changsha Mulian Royal Palace	89,289,525	101,677,999
XIN Eco Marine Group Properties Sdn Bhd	11,135,393	11,803,837
Hudson Garden Project	84,953,745	94,467,300
Flushing Project	83,282,854	87,878,498
Changsha Furong Thriving Family	59,459,200	65,576,795
Zhengzhou International New City III A	74,241,651	79,674,714
Zhuhai Xin World	93,205,573	97,284,719
Xinyuan Chang’an Royal Palace	134,714,398	139,437,782
Kunshan Xinyu Jiayuan	137,704,916	144,945,052
Zhengzhou International New City Pending Staging	216,520,610	427,955,252
Zhengzhou Hangmei Project	42,437,196	58,489,947
Xinyuan Golden Water View City	337,850,952	379,930,614
Suzhou Yinhewan Project	42,061,346	41,367,108
Xi’an Metropolitan II	5,543,530	5,549,961
Zhengzhou International New City III B	80,790,689	81,177,016
Zhengzhou International New City III C	39,551,333	45,911,787
Zhengzhou International New City III D	31,316,650	35,688,774
Tianjin Spring Royal Palace II	42,704,121	50,994,340
Zhengzhou Fancy City III	-	73,045,937
Jinan Zhangqiu Project	-	10,322,769
Suzhou Liuyuan Project	-	36,843,487
Wuhan New Project	-	114,123,333

	2,920,520,560	3,770,928,266
Profit recognized	396,756,891	25,484,914
Progress billings	(1,321,276,798)	(101,596,622)

Total real estate properties under development	1,996,000,653	3,694,816,558

Total real estate properties development completed and under development	2,836,393,846	4,405,320,762

As of June 30, 2018, land use rights included in the real estate properties under development totaled US$2,367,872,202 (December 31, 2017: US$1,761,525,629).

As of June 30, 2018, land use rights with an aggregate net book value of US$935,112,550 (December 31, 2017: US$908,833,863) were pledged as collateral for certain bank loans and other debts.